INVENTORIES - Summary of inventories (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,011,421	$ 864,771
Work-in-process	15,213	69,435
Finished goods	239,051	471,677
Total gross inventory	1,265,685	1,405,883
Less inventory reserve	(292,990)	(995,785)
Total	$ 972,695	$ 410,098